Risk management - Price and credit risks (Details)	12 Months Ended
Dec. 31, 2017 item DerivativeInstrument
Pulp
Risk management
Number of price risk derivatives held | DerivativeInstrument	0
Credit risk | Minimum
Risk management
Term of relationship with major customers	20 years
Credit risk | Brazil | Minimum
Risk management
Percent of resources under management	25.00%
Credit risk | Abroad | Minimum
Risk management
Percent of resources under management	27.50%
Credit risk | One Rating
Risk management
Number of rating assessments	1
Credit risk | Two Ratings
Risk management
Number of rating assessments	2
Credit risk | Three Ratings
Risk management
Number of rating assessments	3